Consolidated statements of cash flows - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Profit before income tax	S/ 127,112	S/ 185,122	S/ 297,909
Non-cash adjustments to reconcile profit before income tax to net cash flows
Depreciation and amortization	124,206	111,266	70,810
Finance costs	73,759	75,397	36,807
Impairment on brine project	47,582
Long-term incentive plan	11,401	16,088	14,159
Provision of impairment of inventories, net	2,718	3,493	8,909
Adjustment as a result of physical inventories	2,700	4,683	2,548
Estimation of impairment of trade and other accounts receivables	1,190	114	315
Unrealized exchange difference related to monetary transactions	185	(1,268)	(10,029)
Finance income	(5,842)	(3,251)	(3,478)
Net (gain) loss on disposal of property, plant and equipment	(42)	3,445	(6,674)
Net gain on sale of available-for-sale investments	(243)
Change in the estimation of rehabilitation costs		5,259	514
Other operating, net	477	220	1,217
Working capital adjustments
(Increase) decrease in trade and other receivables	(31,178)	28,079	(6,230)
Decrease (increase) in prepayments	4,662	(734)	(1,985)
(Increase) decrease in inventories	(31,863)	(49,967)	5,135
Increase (decrease) in trade and other payables	14,083	(36,203)	2,949
Adjustments to reconcile profit (loss)	340,907	341,743	412,876
Interest received	2,251	2,619	3,176
Interest paid	(52,346)	(48,000)	(43,200)
Income tax paid	(40,404)	(54,683)	(97,208)
Net cash flows from operating activities	250,408	241,679	275,644
Which includes cash used in discontinued operations for	(2,611)	(14,647)	(9,421)
Investing activities
Purchase of property, plant and equipment	(71,355)	(126,449)	(471,179)
Purchase of exploration and evaluation assets	(6,331)	(10,619)	(12,187)
Proceeds from sale of property, plant and equipment	6,353	1,441	7,499
Proceeds from sale of available -for -sale investment	694
Net cash flows used in investing activities	(70,639)	(135,627)	(475,867)
Which includes cash used in investment activities of discontinued operations for	(6,410)	(22,352)	(42,737)
Financing activities
Dividends paid	(124,993)	(154,401)	(162,168)
Purchase of treasury shares	(34,216)		(108,218)
Payment of hedge finance cost	(26,708)	(27,624)	(15,898)
Contribution of non-controlling interests	491	4,488	28,475
Net cash flows used in financing activities	(185,426)	(177,537)	(257,809)
Which includes cash provided by financing activities of discontinued operations for		4,015	28,198
Net decrease in cash and cash equivalents	(5,657)	(71,485)	(458,032)
Net foreign exchange difference	(185)	1,268	35,540
Cash and cash equivalents as of January 1	80,215	158,007	580,499
Cash transferred to discontinued operations	(34,178)
Change in cash and cash equivalents of discontinued operations	9,021	(7,575)
Cash and cash equivalents as of December 31	49,216	80,215	158,007
Unrealized exchange difference related to monetary transactions	185	(1,268)	(10,029)
Purchase of property, plant and equipment, pending liquidation			7,441
Sale of property, plant and equipment, pending collection		8,419	4,034
Deferred income tax on costs related to the purchase of treasury shares	S/ (2,253)		S/ 30